Financial Instruments - Impairment Losses on Financial Assets (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Beginning		₩ 952,719	₩ 730,513
Increase Decrease Through Other Changes Allowance For Credit Losses Of Financial Assets		47,873	129,327
Ending		1,114,370	952,719	₩ 730,513
Bad debt expenses (reversal) [member]
Disclosure of financial assets [line items]
Impairment loss on financial assets		134,230		(17,785)
Others [member]
Disclosure of financial assets [line items]
Impairment loss on financial assets	[1]	68,979		291,340
Less: Recovery of allowance for other bad debt accounts		(18,080)		₩ (7,641)
Increase Decrease Through Other Changes Allowance For Credit Losses Of Financial Assets	[2]	₩ (23,478)	₩ (43,708)

[1]	Other bad debt expenses are mainly related to loans and other accounts receivable.
[2]	Others for the years ended December 31, 2023 and 2024, included decreases mainly due to write-off amounting to ￦51,831 million and ￦75,349 million, respectively.